Other Assets (Tables)	9 Months Ended
Sep. 30, 2021
Other Noncurrent Assets [Abstract]
Summary of Other Assets

As at	September 30, 2021	December 31, 2020
Intangible Assets	81	89
Private Equity Investments (Note 26)	53	52
Net Investment in Finance Leases	61	52
Long-Term Receivables and Prepaids (1)	139	11
Precious Metals	89	—
Other (2)	40	12
	463	216
(1)As at September 30, 2021, includes insurance proceeds of $98 million, acquired through the Arrangement, related to a 2018 incident at the Superior Refinery.
(2)Includes $39 million in warrants in Headwater as at September 30, 2021.